Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income and expenses by function
Other operating income and expenses, cost of sales	€ 500,415	€ 467,705	€ 432,803
Other operating income and expenses, research and development	156,994	166,177	152,670
Other operating income and expenses, selling, general & administration expenses	499,218	457,921	410,753
Total other operating income and expenses	€ 1,156,627	€ 1,091,803	€ 996,226